Accounts Receivable And Contracts In Progress (Schedule Of Accounts Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Completed contracts	$ 18,727	$ 37,111
Contracts in progress	53,137	70,787
Retainage	21,399	27,203
Accounts receivable, gross	93,263	135,101
Allowance for doubtful accounts	(747)	(754)
Total accounts receivable—net	92,516	134,347
Current portion of accounts receivable—net	88,091	130,777
Long-term accounts receivable and retainage	$ 4,425	$ 3,570